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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2005
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Bill & Melinda Gates Foundation
                 -------------------------------
   Address:      2365 Carillon Point
                 -------------------------------
                 Kirkland, WA 98033
                 -------------------------------

                 -------------------------------

Form 13F File Number: 28-10098
                      ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael Larson
         -------------------------------
Title:   Authorized Agent
         -------------------------------
Phone:   (425) 889-7900
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Michael Larson          Kirkland, Washington    August 12, 2005
   -------------------------------  --------------------    ---------------
           [Signature]                 [City, State]             [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      1
                                        --------------------

Form 13F Information Table Entry Total: 49
                                        --------------------

Form 13F Information Table Value Total: $3,741,019
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

    1         28-05147                     Michael Larson
    ------       -----------------         ---------------------------------

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                           FORM 13F INFORMATION TABLE
                               As of June 30, 2005

      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6   COLUMN 7           COLUMN 8
------------------------- ---------------- --------- --------- ---------------------- ----------- --------  -----------------------
                                                      VALUE     SHRS OR   SH/   PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)   PRN AMT   PRN   CALL   DISCRETION MANAGERS  SOLE   SHARED     NONE
------------------------- ---------------- --------- --------- ---------- ----- ------ ---------- --------  ---- ----------  ------
ABBOTT LABS               COM              002824100 $ 170,070  3,470,100   SH            OTHER      1            3,470,100
AES CORP                  COM              00130H105 $   8,190    500,000   SH            OTHER      1              500,000
AGL RES INC               COM              001204106 $  35,995    931,300   SH            OTHER      1              931,300
AMEREN CORP               COM              023608102 $  74,052  1,339,100   SH            OTHER      1            1,339,100
AMERICA MOVIL S A DE C V  SPON ADR L SHS   02364W105 $  59,610  1,000,000   SH            OTHER      1            1,000,000
ARCHER DANIELS MIDLAND CO COM              039483102 $  71,730  3,355,000   SH            OTHER      1            3,355,000
BAXTER INTL INC           COM              071813109 $  74,200  2,000,000   SH            OTHER      1            2,000,000
BP PLC                    SPONSORED ADR    055622104 $ 280,710  4,500,000   SH            OTHER      1            4,500,000
BUNGE LIMITED             COM              G16962105 $  31,700    500,000   SH            OTHER      1              500,000
CANADIAN NATL RY CO       COM              136375102 $  51,885    900,000   SH            OTHER      1              900,000
CINERGY CORP              COM              172474108 $  30,249    674,900   SH            OTHER      1              674,900
COCA COLA CO              COM              191216100 $   8,350    200,000   SH            OTHER      1              200,000
COCA COLA FEMSA S A DE CV SPON ADR REP L   191241108 $  18,088    677,200   SH            OTHER      1              677,200
CONSOLIDATED EDISON INC   COM              209115104 $  69,604  1,486,000   SH            OTHER      1            1,486,000
COSTCO WHSL CORP NEW      COM              22160K105 $ 182,498  4,080,000   SH            OTHER      1            4,080,000
DISNEY WALT CO            COM DISNEY       254687106 $   2,518    100,000   SH            OTHER      1              100,000
DOMINION RES INC VA NEW   COM              25746U109 $  43,271    589,600   SH            OTHER      1              589,600
DUKE ENERGY CORP          COM              264399106 $  14,865    500,000   SH            OTHER      1              500,000
EASTMAN KODAK CO          COM              277461109 $   2,685    100,000   SH            OTHER      1              100,000
EXPEDITORS INTL WASH INC  COM              302130109 $  24,855    499,000   SH            OTHER      1              499,000
EXXON MOBIL CORP          COM              30231G102 $ 183,904  3,200,000   SH            OTHER      1            3,200,000
FEDEX CORP                COM              31428X106 $  53,872    665,000   SH            OTHER      1              665,000
FOUR SEASONS HOTEL INC    LTD VTG SH       35100E104 $  98,456  1,489,500   SH            OTHER      1            1,489,500
FPL GROUP INC             COM              302571104 $  33,169    788,600   SH            OTHER      1              788,600
GREAT PLAINS ENERGY INC   COM              391164100 $  57,274  1,796,000   SH            OTHER      1            1,796,000
GREATER CHINA FD INC      COM              39167B102 $   2,212    135,700   SH            OTHER      1              135,700
GRUPO TELEVISA SA         SP ADR REP ORD   40049J206 $  92,353  1,487,400   SH            OTHER      1            1,487,400
HOME DEPOT INC            COM              437076102 $  23,340    600,000   SH            OTHER      1              600,000
HOSPIRA INC               COM              441060100 $  13,533    347,010   SH            OTHER      1              347,010
INDIA FD INC              COM              454089103 $  17,361    581,600   SH            OTHER      1              581,600
JOHNSON & JOHNSON         COM              478160104 $  67,022  1,031,100   SH            OTHER      1            1,031,100
KOREA FD                  COM              500634100 $  13,339    487,700   SH            OTHER      1              487,700
LILLY ELI & CO            COM              532457108 $  52,256    938,000   SH            OTHER      1              938,000
MAYTAG CORP               COM              578592107 $  15,660  1,000,000   SH            OTHER      1            1,000,000
MEDCO HEALTH
 SOLUTIONS INC            COM              58405U102 $ 107,304  2,010,952   SH            OTHER      1            2,010,952
MERCK & CO INC            COM              589331107 $ 195,195  6,337,500   SH            OTHER      1            6,337,500
PFIZER INC                COM              717081103 $  93,516  3,390,700   SH            OTHER      1            3,390,700
REPUBLIC SVCS INC         COM              760759100 $  32,409    900,000   SH            OTHER      1              900,000
SPDR TR                   UNIT SER 1       78462F103 $ 584,459  4,904,000   SH            OTHER      1            4,904,000
SCHERING PLOUGH CORP      COM              806605101 $ 209,917 11,013,500   SH            OTHER      1           11,013,500
SCHOLASTIC CORP           COM              807066105 $  44,333  1,150,000   SH            OTHER      1            1,150,000
SONY CORP                 ADR NEW          835699307 $   3,444    100,000   SH            OTHER      1              100,000
TYCO INTL LTD NEW         COM              902124106 $  83,658  2,865,000   SH            OTHER                   2,865,000
UNIVISION COMMUNICATIONS
 INC                      CL A             914906102 $   2,755    100,000   SH            OTHER                     100,000
UNOCAL CORP               COM              915289102 $  32,525    500,000   SH            OTHER                     500,000
UTSTARCOM INC             COM              918076100 $  12,433  1,660,000   SH            OTHER                   1,660,000
VIACOM INC                CL B             925524308 $  32,020  1,000,000   SH            OTHER                   1,000,000
WASTE MGMT INC DEL        COM              94106L109 $ 162,040  5,717,700   SH            OTHER                   5,717,700
WYETH                     COM              983024100 $ 166,136  3,733,400   SH            OTHER                   3,733,400